METROPOLITAN WEST FUNDS

                     High Yield Bond Fund - Class I

                    Supplement dated March 25, 2004
                 to the Prospectus dated July 31, 2003

Effective June 1, 2004, the High Yield Bond Fund will assess a 1.00% redemption fee on shares purchased on or after that date. The information below replaces the information found on page 13 of the Prospectus in order to add a redemption fee on certain sales of fund shares.

FEES AND EXPENSES - HIGH YIELD BOND FUND

As an investor in the Fund, you will pay the following expenses. The Fund has no sales, exchange or account fees, although some institutions may charge you a fee for shares you buy through them. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Redemption fee on shares sold within 6 months of purchase
(% of redemption proceeds)(1)                                      1.00%

ANNUAL FUND OPERATING EXPENSES - CLASS I
(FEES PAID FROM FUND ASSETS)

Management Fees                                                    0.50%
Rule 12b-1 Expenses                                                 None
Other Expenses                                                     0.45%
         Total Annual Fund Operating Expenses                      0.95%
Fee Reduction and/or Expense Reimbursement (2)                     0.40%
         Net Expenses                                              0.55%

(1)	The redemption fee is withheld from redemption proceeds and
retained by the Fund to offset transaction costs associated with short-term trading of Fund shares.

(2) The Adviser has contractually agreed to reduce its fees and/or absorb expenses, and to pay the Fund's distribution expenses, to limit the Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 0.55% of average daily net assets. This contract has a one-year term, renewable at the end of each fiscal year. "Other
Expenses" are based on estimated amounts for the current fiscal year.


The information below supplements the information found on page
21 and 22 in the section titled "HOW TO REDEEM SHARES."

REDEMPTION FEE
The High Yield Bond Fund will charge a 1.00% redemption fee when shares of the Fund are redeemed (either by selling or by exchanging into another Fund) within 6 months of purchase. The redemption fee will be assessed on the net asset value of the shares redeemed or exchanged, will be withheld from the redemption proceeds and paid directly to the Fund. The redemption fee is designed to facilitate portfolio management and offset transaction costs associated with short-term trading of Fund shares.

For purposes of determining whether the redemption fee applies, the shares that have been held the longest will be redeemed first. (This system is also known as the "first in, first out" ("FIFO") method.) The redemption fee will not be applied to the redemption of shares held in certain omnibus accounts and retirement plans (intermediaries) that cannot currently implement the redemption fee. The Fund reserves the right to impose redemption fees on shares held through these intermediaries at any time if warranted by the Fund's future cost of processing redemptions.

The fee does not apply to shares purchased through reinvested dividends or capital gains. The Fund also may waive the redemption fee under certain circumstances upon written request.
Such circumstances include but are not limited to:

i. premature distributions from retirement accounts due to the disability or health of the shareholder;
ii.  minimum required distributions from retirement accounts;
iii. return of excess contributions in retirement accounts;
iv. redemptions resulting in the settlement of an estate due to the death of the shareholder;


In addition, the High Yield Bond Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the High Yield Bond Fund's redemption fee, the High Yield Bond Fund will notify you at least 60 days prior to the effective date of the change.

                   INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                            WITH THE PROSPECTUS
                      INFORMATION FOR FUTURE REFERENCE.



[PAGE BREAK]



                           METROPOLITAN WEST FUNDS

                        High Yield Bond Fund - Class M

                        Supplement dated March 25, 2004
                     to the Prospectus dated July 31, 2003

Effective June 1, 2004, the High Yield Bond Fund will assess a 1.00% redemption fee on shares purchased on or after that date. The information below replaces the information found on page 15 of the Prospectus in order to add a redemption fee on certain sales of fund shares.

FEES AND EXPENSES - HIGH YIELD BOND FUND

As an investor in the Fund, you will pay the following expenses. The Fund has no sales, exchange or account fees, although some institutions may charge you a fee for shares you buy through them. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Redemption fee on shares sold within 6 months of purchase
(% of redemption proceeds)(1)                                      1.00%

ANNUAL FUND OPERATING EXPENSES - CLASS M
(FEES PAID FROM FUND ASSETS)

Management Fees                                                    0.50%
Rule 12b-1 Expenses (2)                                            0.25%
Other Expenses                                                     0.45%
         Total Annual Fund Operating Expenses                      1.20%
Fee Reduction and/or Expense Reimbursement (3)                     0.40%
         Net Expenses                                              0.80%

(1) The redemption fee is withheld from redemption proceeds and retained by the Fund to offset transaction costs associated with short-term trading of Fund shares.

(2) The Fund's 12b-1 Plan allows for payments of up to 0.25% of the Fund's average daily net assets.

(3) The Adviser has contractually agreed to reduce its fees and/or absorb expenses, and to pay a portion of the Fund's distribution expenses, to limit the Fund's total annual operating expenses (excluding interest, taxes, Rule 12b-1 fees, brokerage commissions, short sale dividend expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 0.80% of average daily net assets. This contract has a one-year term, renewable at the end of each fiscal year.


The information below supplements the information found on page
32 and 33 in the section titled "HOW TO REDEEM SHARES."

REDEMPTION FEE
The High Yield Bond Fund will charge a 1.00% redemption fee when shares of the Fund are redeemed (either by selling or by exchanging into another Fund) within 6 months of purchase. The redemption fee will be assessed on the net asset value of the shares redeemed or exchanged, will be withheld from the redemption proceeds and paid directly to the Fund. The redemption fee is designed to facilitate portfolio management and offset transaction costs associated with short-term trading of Fund shares.

For purposes of determining whether the redemption fee applies, the shares that have been held the longest will be redeemed first. (This system is also known as the "first in, first out" ("FIFO") method.) The redemption fee will not be applied to the redemption of shares held in certain omnibus accounts and retirement plans (intermediaries) that cannot currently implement the redemption fee. The Fund reserves the right to impose redemption fees on shares held through these intermediaries at any time if warranted by the Fund's future cost of processing redemptions.

The fee does not apply to shares purchased through reinvested dividends or capital gains. The Fund also may waive the redemption fee under certain circumstances upon written request.
Such circumstances include but are not limited to:

i. premature distributions from retirement accounts due to the disability or health of the shareholder;
ii.  minimum required distributions from retirement accounts;
iii. return of excess contributions in retirement accounts;
iv. redemptions resulting in the settlement of an estate due to the death of the shareholder;


In addition, the High Yield Bond Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the High Yield Bond Fund's redemption fee, the High Yield Bond Fund will notify you at least 60 days prior to the effective date of the change.


                   INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                            WITH THE PROSPECTUS
                      INFORMATION FOR FUTURE REFERENCE.